INVENTORY (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Finished products	$ 224,197	$ 208,671
Raw materials and work in progress	75,678	105,771
Crop growing costs	22,973	26,923
Agricultural and other operating supplies	43,870	52,785
Inventories, net of allowances	$ 366,718	$ 394,150